Income (Loss) Per Share (Summary of Computation of Diluted Income Per Share) (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) attributable to redeemable noncontrolling interests in operating partnership	$ (17,671)	$ (8,579)	$ (28,932)	$ (29,313)	$ (21,642)
Total	$ (17,671)	$ (8,108)	$ (27,656)	$ (28,419)	$ (20,290)
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	19,627	18,880	19,219	17,961	17,976
Restricted shares
Income (loss) allocated to common stockholders is not adjusted for:
Income allocated to unvested shares	$ 0	$ 281	$ 801	$ 844	$ 959
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	238	235	68	111	376
Performance stock units
Income (loss) allocated to common stockholders is not adjusted for:
Income allocated to unvested shares	$ 0	$ 190	$ 475	$ 50	$ 393
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	0	278	69	251	258
Operating partnership units
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	19,389	18,345	19,082	17,599	17,342
Incentive fee shares
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	0	22